Contingent Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment
	2020	2019
Contingent Payment, Beginning of Year	143	132
Re-measurement (1)	(80)	164
Liabilities Settled or Payable	-	(153)
Contingent Payment, End of Year	63	143
Less: Current Portion	36	79
Long-Term Portion	27	64
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.